Income Taxes (Details) - Schedule of provision for income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ (13)
State	387	45
Current income tax expense (benefit), Total	374	45
Deferred:
Federal	1,173	230
State	102	35
Deferred income tax expense (benefit), Total	1,275	265
Valuation allowance	(588)
Total income tax expense	$ 1,061	$ 310